Average Annual Total Returns{- Fidelity Managed Retirement 2015 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-04 - Fidelity Managed Retirement 2015 Fund	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 1 year	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 5 years	Fidelity Managed Retirement 2015 Fund Return Before Taxes Past 10 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 1 year	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 5 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions Past 10 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Managed Retirement 2015 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNI Past 1 year	IXZNI Past 5 years	IXZNI Past 10 years
Total	14.46%	5.73%	7.37%	13.28%	3.63%	5.93%	8.87%	4.02%	5.58%	8.72%	3.05%	3.75%	14.81%	6.05%	7.72%